LEGAL INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [abstract]
LEGAL INFORMATION	LEGAL INFORMATION
Legal address:
Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, “the Company” or “the Group”) is a corporation organized under the laws of the Argentine Republic with legal address in Boulevard Cecilia Grierson 355, 4th. Floor, City of Buenos Aires, Argentina .
Fiscal year number:
Fiscal year No. 99 beginning on January 1, 2023.
Principal business of the Company:
The Company and its subsidiaries, mentioned below, are referred to in these financial statements as “the Group”.
The main activity of the Group is the manufacturing and selling of cement and its derivatives, as well as the extraction of mineral resources that are used in the production process. At present, the Group has 8 cement factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca. The Company also has mobile concrete plants adaptable to customer construction projects at all times.

The Group, through its subsidiary Cofesur S.A.U., has a controlling interest in Ferrosur Roca S.A., a company whose capital is owned by Cofesur S.A.U. with 80% interest, the National State with a 16% interest, and 4% has been transferred by the latter to the employees through a trust created for such purpose. Ferrosur Roca S.A. operates the railway cargo network of Ferrocarril Roca under a concession granted by the Argentine government in 1993 for a term of 30 years, which allows access of several of Loma Negra’s cement production plants to the railway network. As a result of the National Government’s decision to terminate to the existing railway concession system in Argentina and shift to an open access model with the participation of private rail operators, the above concession ended in March 2023. However, on December 22, 2022, the Ministry of Transport published Resolution No. 960/2022 in the Official Gazette, provisionally extending for 18 months the concessions of FerroExpreso Pampeano S.A., Nuevo Central Argentino S.A. and Ferrosur Roca S.A. as from the expiration date of their respective concessions; therefore, the concession of Ferrosur Roca S.A. will end in September 2024. The Group has assessed potential business scenarios based on its intention to continue delivering services as a rail network operator, as described in Note 38.
The Group also controls Recycomb S.A.U., a company engaged in the treatment and recycling of industrial waste for use as fuel or raw material.
Date of registration with the Argentinian General Inspection of Justice (local regulatory agency):
•Registration of the bylaws: August 5, 1926, under No 38, Book 46.
•Last amendment registered to the bylaws: September 26, 2023, under No 16,416, book 114, Corporations Volume.
•Correlative Number of Registration with Inspección General de Justicia (local regulatory agency): 1,914,357.
•Tax identification number (CUIT): 30-50053085-1.
•Date of expiration: July 3, 2116.
Parent company:
InterCement Trading e Inversiones Argentina S.L. with 52.1409% of the Company’s capital stock and votes.
Capital structure:
The Ordinary and Extraordinary General Shareholders' Meeting, held on April 25, 2023, approved, among other issues, the voluntary reduction of the Company's capital stock for a total of 12,543,339 ordinary shares, which includes
12,352,329 shares in portfolio. and 191,010 unnamed shares.
Considering the aforementioned, as of December 31, 2023, the subscribed for and paid in capital amounts to $58,348,315.10, represented by 583,483,151 book-entry common shares with a nominal value of $0.10 each, and each entitling to one vote.